UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.0%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,951,040
Alaska 0.3%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	5,856,950
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,443,250

		10,300,200
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.5%, 12/1/2029	9,600,000	8,717,184
Mesa, AZ, Electric Revenue:

5.25%, 7/1/2016 (a)	7,500,000	7,989,000
5.25%, 7/1/2017 (a)	10,000,000	10,573,900
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,960,379
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,416,816
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,744,774
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,316,726

		41,718,779
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,059,253
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,560,394

		18,619,647
California 13.4%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	800,000	960,568
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	655,000	763,514
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	612,381
5.5%, 12/1/2015	2,825,000	3,030,603
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	17,545,000	19,858,133
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	756,760
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,316,950
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	610,000	621,657
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	12,500,000	10,348,500
Series B, 5.5%, 6/1/2043	9,950,000	10,733,562
Series B, 5.625%, 6/1/2038	37,265,000	40,419,482
Series A-1, 5.75%, 6/1/2047	6,670,000	5,962,113
Series 2003-A-1, 6.75%, 6/1/2039	37,520,000	42,688,005
California, State Department of Water Resources, Power Supply Revenue, Series G-3, 2.8% *, 5/1/2016 (a)	2,350,000	2,350,000
California, State General Obligation:
5.0%, 5/1/2015	5,000,000	5,262,000
5.0%, 3/1/2017	10,000,000	10,326,200
Series 1, 5.0%, 9/1/2019	12,700,000	12,814,173
5.0%, 6/1/2029 (a)	25,000,000	23,712,500
5.0%, 2/1/2031 (a)	26,975,000	25,497,040
5.125%, 11/1/2024	5,000,000	4,914,400
5.25%, 2/1/2017	17,450,000	18,222,162
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	9,509,800
5.0%, 11/1/2027	5,000,000	4,764,900
5.0%, 12/1/2031 (a)	13,545,000	12,788,918
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,430,718
Series A, 5.5%, 6/1/2022	1,400,000	1,431,808
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	22,385,367
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C:
5.5%, 6/1/2020	5,000,000	5,167,700
5.5%, 6/1/2021	2,500,000	2,568,675
California, State University Revenue, Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,054,800

Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	8,452,070
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,406,250
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	13,952,905
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,179,500
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,371,120
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.01% *, 3/15/2033	2,200,000	2,200,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.5%, 11/15/2030	15,000,000	13,745,250
Los Angeles County, CA, County General Obligation Lease, Zero Coupon, 9/1/2009	5,425,000	5,182,991
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,538,500
Los Angeles, CA, School District General Obligation, Unified School District, 5.75%, 7/1/2016 (a)	17,000,000	19,097,290
Madera County, CA, Hospital & Healthcare Revenue, Valley Children’s Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,026,787
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,190,098
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	5,906,309
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,108,780
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	713,200
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,598,653
San Diego, CA, Water & Sewer Revenue, 5.681%, 4/22/2009 (a)	4,500,000	4,659,840
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,123,948
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,301,400
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	28,761,543
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,467,311
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1:
Series A, 5.25%, 11/1/2026	6,000,000	5,574,480
Series A, 5.25%, 11/1/2027	8,250,000	7,648,080
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,424,340
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,377,544

		478,281,578
Colorado 2.8%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,155,100
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,366,390
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,153,522
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	14,575,065
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	4,685,920
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	11,173,126
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	18,405,855
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,285,800
Series B, Zero Coupon, 9/1/2034	15,200,000	2,324,536
Series A, 5.75%, 9/1/2014 (a)	14,700,000	15,921,864
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,281,610
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	2,954,000
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	10,134,841

		101,417,629

Connecticut 0.1%
Connecticut, State General Obligation, Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	187,087
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,702,489

		2,889,576
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,135,019
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,180,038
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,263,712
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,318,500

		8,897,269
Florida 3.0%
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,050,490
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,422,225
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,066,080
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,164,920
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,490,683
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,029,010
Prerefunded, 5.25%, 11/15/2028	170,000	174,896
5.25%, 11/15/2028	5,130,000	5,278,821
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,707,630
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,139,580
Jacksonville, FL, Health Facilities Authority, Prerefunded, ETM, 11.5%, 10/1/2012	85,000	113,758
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,198,412
5.5%, 10/1/2016 (a)	6,760,000	7,415,990
5.5%, 10/1/2018 (a)	6,470,000	7,002,610
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	944,055
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	769,196
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,608,430
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,131,730
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	80,081
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,197,405

Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,097,590
Series A, 6.25%, 10/1/2018 (a)	500,000	547,040
Series C, 6.25%, 10/1/2021 (a)	6,000,000	6,576,120
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,263,754
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,117,170
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,556,445
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	469,270
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,092,931
5.75%, 10/1/2013 (a)	3,770,000	4,114,088
5.75%, 10/1/2014 (a)	755,000	827,405
Palm Beach County, FL, Airport Systems Revenue, Prerefunded:

5.75%, 10/1/2012 (a)	1,225,000	1,349,056
5.75%, 10/1/2013 (a)	1,230,000	1,374,636
5.75%, 10/1/2014 (a)	245,000	275,186
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	132,715
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,137,500
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,102,525
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,063,420
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	531,575
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,229,235
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,396,696
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	1,998,629
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,530,000	2,540,854

		106,779,842
Georgia 3.6%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,392,894
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,657,575
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,720,888
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	13,784,810
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,400,012
Georgia, Main Street Natural Gas, Inc. Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	17,009,232
Series B, 5.0%, 3/15/2019	5,000,000	4,552,000
Series A, 5.0%, 3/15/2020	9,950,000	9,534,388
Series B, 5.0%, 3/15/2020	5,000,000	4,477,150
Series A, 5.0%, 3/15/2022	10,000,000	9,338,500
Series A, 5.5%, 9/15/2023	5,000,000	4,488,100
Series A, 5.5%, 9/15/2024	9,635,000	8,524,181
Series A, 5.5%, 9/15/2028	15,000,000	12,991,650
Georgia, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	214,931
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013	35,000	38,149
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,586,176
Series V, 6.5%, 1/1/2012 (a)	4,135,000	4,421,473
Series X, 6.5%, 1/1/2012 (a)	2,880,000	3,076,819
Series W, 6.6%, 1/1/2018 (a)	11,225,000	12,802,337
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	232,420
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	2,465,000	2,601,290

		127,844,975
Hawaii 0.3%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,608,735
Honolulu, HI, City & County General Obligation:
Series A, 5.0%, 7/1/2022 (a)	4,000,000	4,014,560
Series A, 5.0%, 7/1/2023 (a)	3,000,000	2,990,250
Series A, 5.0%, 7/1/2024 (a)	3,000,000	2,970,090

		11,583,635
Illinois 10.5%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	12,870,200
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,703,867
Series B, 5.125%, 1/1/2015 (a)	9,550,000	9,992,452

Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,230,428
6.25%, 1/1/2011 (a)	3,000,000	3,139,440
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,416,800
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a) (b)	11,025,000	12,385,044
Series A, 6.0%, 1/1/2020 (a)	46,340,000	51,504,593
Series A, 6.25%, 1/1/2009 (a)	6,735,000	6,939,071
Series A, 6.25%, 1/1/2015 (a)	28,725,000	31,896,527
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a) (b)	9,705,000	10,205,487
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	7,216,659
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,488,740
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,767,904
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	5,306,378
Zero Coupon, 11/1/2018 (a)	5,165,000	2,973,904
5.375%, 1/1/2013 (a)	3,215,000	3,378,097
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,454,155
Zero Coupon, 12/1/2009 (a)	285,000	271,169
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	21,524,032
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,529,100
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	815,000	844,462
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,421,936
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,764,682
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,014,940
6.0%, 8/15/2009 (a)	1,640,000	1,706,453
6.25%, 8/15/2013 (a)	3,400,000	3,625,046
Series A, 6.25%, 1/1/2015 (a)	15,295,000	16,552,402
6.4%, 6/1/2008 (a)	1,350,000	1,363,365
Illinois, Metropolitan Pier and Exposition Authority:
Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,613,886
Series A, Zero Coupon, 6/15/2011 (a)	895,000	801,222
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,463,460
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,457,025
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,492,900
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	14,093,479
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,805,000
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,174,570
6.25%, 12/15/2020 (a)	6,975,000	7,829,089
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,420,743
Series P, 6.5%, 6/15/2013	2,100,000	2,263,653
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	6,153,447
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	3,875,254
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,753,575
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	1,795,000	1,933,897
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	949,842

Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,133,600
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,817,112
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,871,028
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,195,742
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,639,908
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,458,047
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,633,490
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,155,000	1,159,274
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,626,502
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	2,063,856
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	9,482,166
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,628,489
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,755,600
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,962,696

		374,995,885
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	10,789,107
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,906,450
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,104,697
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,813,686
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,868,768
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	956,019
ETM, 6.0%, 7/1/2008 (a)	300,000	303,012
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,020,425
ETM, 6.0%, 7/1/2009 (a)	310,000	321,479
ETM, 6.0%, 7/1/2010 (a)	325,000	344,656
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,196,195
ETM, 6.0%, 7/1/2011 (a)	345,000	371,147
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,288,898
ETM, 6.0%, 7/1/2012 (a)	370,000	401,949
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,380,085
ETM, 6.0%, 7/1/2013 (a)	390,000	426,746
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,480,758
ETM, 6.0%, 7/1/2014 (a)	410,000	450,910
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,578,941
ETM, 6.0%, 7/1/2015 (a)	440,000	484,585
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,683,929
ETM, 6.0%, 7/1/2016 (a)	465,000	510,984
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,789,258
ETM, 6.0%, 7/1/2017 (a)	490,000	547,688
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,895,918
ETM, 6.0%, 7/1/2018 (a)	520,000	579,556
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,623,194
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a) (b)	4,550,000	4,974,378
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	959,262

Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	484,299
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,640,240

		53,177,219
Iowa 0.2%
Iowa, Project Revenue, 5.5%, 2/15/2016 (a)	6,645,000	7,204,642
Kansas 0.7%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,063,521
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,216,700
Series II, 5.5%, 11/1/2015	1,000,000	1,115,680
Series II, 5.5%, 11/1/2017	1,000,000	1,109,790
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,423,800
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,636,983
5.5%, 9/1/2017 (a)	775,000	828,173

		23,394,647
Kentucky 2.1%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, Prerefunded, 5.6%, 10/1/2012 (a)	4,560,000	4,988,868
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,804,182
Series C, Prerefunded, 5.7%, 10/1/2013 (a)	2,750,000	3,063,473
Series C, 5.7%, 10/1/2013 (a)	5,495,000	5,963,943
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,923,955
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,725,064
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	1,967,732
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,773,632
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,452,447
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,651,286
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,321,755
5.5%, 8/1/2018 (a)	5,000,000	5,417,800
5.5%, 8/1/2019 (a)	6,870,000	7,400,364
5.5%, 8/1/2020 (a)	4,320,000	4,614,538
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,225,246
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71, 5.5%, 8/1/2015	4,000,000	4,391,320

		73,685,605
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,579,008
5.75%, 12/1/2016 (a)	2,465,000	2,722,592
5.75%, 12/1/2017 (a)	2,610,000	2,882,745
5.75%, 12/1/2018 (a)	2,760,000	3,048,420
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, DownReit, Inc., Series B, 3.1% *, 10/1/2037, ABN AMRO Bank NV (c)	1,000,000	1,000,000
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,055,000	1,067,301

		13,300,066
Maryland 0.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,397,972

Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,379,680

		7,777,652
Massachusetts 5.9%
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.5%, 7/1/2012 (a)	3,025,000	3,127,759
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	4,024,120
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	19,674,352
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014 (b)	5,500,000	6,460,080
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	760,000	804,262
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,755,000	4,783,435
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,055,000	1,346,866
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	4,986,100
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	21,264,450
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,746,190
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	20,940,750
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,505,464
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,384,480
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,127,150
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,149,740
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,169,246
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	9,647,010
Massachusetts, State Water Resource Authority:
Prerefunded, Series C, 6.0%, 12/1/2011	6,095,000	6,559,134
Series C, 6.0%, 12/1/2011	3,905,000	4,181,747
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,092,700
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	36,921,568
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,065,895
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, 6.5%, 7/15/2009	2,625,000	2,756,539
Series A, 6.5%, 7/15/2019	13,710,000	15,904,148

		209,623,185
Michigan 1.6%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,067,928
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,079,630
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,556,821
Detroit, MI, Sewer Disposal Revenue, Series D, 3.768% **, 7/1/2032 (a)	6,405,000	5,237,689
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,903,520
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,051,660
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,218,156
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,124,026
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	11,658,350
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	7,674,800
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,513,025

Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,290,000	1,349,443

		55,435,048
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,667,259
Series A, 5.75%, 7/1/2018	6,760,000	7,640,084

		11,307,343
Mississippi 0.1%
Warren County, MS, Gulf Opportunity, International Paper Co., Series A, 5.5%, 9/1/2031	5,000,000	4,476,250
Missouri 1.0%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	10,000,000	11,044,900
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,329,310
Series B, 5.5%, 7/1/2015	3,500,000	3,891,965
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,448,140
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,583,106
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	2,925,000	3,161,896
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	2,978,010

		35,437,327
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	493,411
Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,838,971

		5,332,382
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,198,770
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,318,520
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,754,555
Series A, 6.5%, 12/1/2016	1,000,000	1,192,600
Series A, 6.5%, 12/1/2017	4,000,000	4,788,720

		14,253,165
Nevada 0.8%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,530,900
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,114,927
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,107,260
Henderson, NV, Health Care Facility Revenue, Catholic West:
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,472,812
Series A, 5.375%, 7/1/2026	11,590,000	11,815,889
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,616,950
7.375%, 1/1/2040	15,000,000	5,170,650

		27,829,388
New Jersey 5.3%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,147,865
New Jersey, Economic Development Authority Revenue, Cigarette Tax:

5.5%, 6/15/2031	3,000,000	2,698,440
5.75%, 6/15/2034	2,455,000	2,261,718
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,081,809
Series A, 5.0%, 7/1/2023 (a)	8,845,000	8,677,299
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,295,350
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,485,000	1,565,888
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	917,510
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	7,960,000	8,606,033
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	25,480,000	29,431,438
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,947,721
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,429,950
Series H, 5.25%, 7/1/2017	14,665,000	15,872,956
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,110,833
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,068,491
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 5.0%, 6/1/2041	10,500,000	8,400,420
6.25%, 6/1/2043	18,000,000	20,362,680
New Jersey, Transportation/Tolls Revenue, Series A, 5.75%, 6/15/2017	8,000,000	8,865,600
New Jersey, Turnpike Authority Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	44,202,365

		190,944,366
New Mexico 0.1%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,235,000	2,301,223
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	2,275,000	2,311,923

		4,613,146
New York 6.1%
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series C, 2.95% *, 1/1/2028, LaSalle Bank NA (c)	1,550,000	1,550,000
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,986,696
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,742,700
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (a)	11,860,000	12,693,877
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,548,041
Series B, 6.0%, 7/1/2014 (a) (b)	7,000,000	7,499,660
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,608,135
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,073,460
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,270,117
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,706,850
Series D, ETM, 7.0%, 7/1/2009 (a)	1,175,000	1,212,412
Series C, 7.5%, 7/1/2010 (a)	3,185,000	3,350,779
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,717,350
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	4,922,775
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,951,288

New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,084,150
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,067,480
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,636,712
Series A-1, 5.5%, 6/1/2019	6,850,000	7,150,646
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave., Series A, AMT, 2.82% *, 5/15/2041	2,000,000	2,000,000
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	10,000,000	10,438,900
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	5,000,000	5,345,801
5.5%, 11/15/2018 (a)	5,000,000	5,254,350
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	3,857,287
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,139,440
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,514,297
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,575,686
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Boricua Village Apartments Site, Series A-2, AMT, 2.9% *, 9/1/2042, Citibank NA (c)	1,000,000	1,000,000
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,145,900
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	17,112,975
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,804,890
Series F, 5.25%, 8/1/2016	5,000,000	5,272,800
Series A, 5.75%, 8/1/2016	6,350,000	6,884,987
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2019	6,930,000	7,036,168
Series A, 6.5%, 5/15/2012	770,000	825,448
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	108,833
Series G, 6.75%, 2/1/2009	1,895,000	1,968,090
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,656,100
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series A, 5.375%, 6/15/2019	25,000,000	26,242,750

		218,957,830
North Carolina 1.5%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,376,665
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,339,272
5.5%, 6/1/2017	3,255,000	3,493,266
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,049,080
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	8,781,722
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	9,435,582
Series B, 6.0%, 1/1/2022 (a)	18,775,000	19,471,553

		52,947,140
Ohio 3.2%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,508,272
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,073,580
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,105,929
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,709,760
Big Walnut, OH, School District General Obligation, Local School District, 1.0%, 12/1/2012 (a)	420,000	356,013

Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	47,025,000	44,005,525
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,386,803
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,177,780
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,633,335
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,072,190
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,155,336
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,025,790
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,129,080
Cuyahoga County, OH, County General Obligation:
Prerefunded, 5.0%, 12/1/2020	1,000,000	1,053,770
5.65%, 5/15/2018	500,000	551,320
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	973,729
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	65,000	68,044
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	365,754
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	500,045
5.5%, 7/1/2017	1,000,000	971,160
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	558,135
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	3,555,000	3,385,533
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	4,033,923
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,378,582
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	842,240
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	441,539
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	212,410
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	535,000	559,840
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	270,000	270,340
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,115,480
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,356,248
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,129,310
Series B, 6.5%, 10/1/2020	2,250,000	2,608,155
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,064,190
Series A, 6.0%, 12/1/2017	1,060,000	1,128,041
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,338,462
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,489,897
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	527,069
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,918,178
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,074,000
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,056,810
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,507,462
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,650,000	3,393,295
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	415,000	435,480
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,008,300
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	125,000	133,619
6.6%, 12/1/2016 (a)	200,000	228,110

Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	745,125

		114,762,988
Oklahoma 0.8%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,420,000	2,521,640
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	25,375,062

		27,896,702
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,889,484
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,539,267
5.75%, 11/15/2016	3,140,000	3,368,153

		7,796,904
Pennsylvania 2.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,273,023
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,120,840
5.5%, 3/1/2016 (a)	1,000,000	1,060,710
5.5%, 3/1/2017 (a)	1,000,000	1,060,710
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,065,140
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	15,000	15,371
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,025,220
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,327,966
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,049,410
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,049,130
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	896,494
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	29,669,920
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,692,540
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,518,780
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	4,927,845
Pennsylvania, State General Obligation:
Series A, 5.0%, 8/1/2022	140,000	141,462
6.25%, 7/1/2010	1,000,000	1,076,360
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,040,025
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,911,140
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,061,720
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,576,800
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	115,000	130,248
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	5,120,000	5,270,221
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	3,938,544

		78,899,619
Puerto Rico 0.9%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,193,840
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,137,240
Puerto Rico Commonwealth, General Obligation:
Series PA-943, 144A, 5.5%, 7/1/2019 (a)	11,325,000	11,325,000

Series PA-944, 144A, 5.5%, 7/1/2015 (a)	6,720,000	6,720,000
6.25%, 7/1/2013 (a)	1,850,000	2,052,890

		30,428,970
Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,112,023
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,750,050
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,198,853
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,130,800
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,122,740

		37,314,466
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,960,585
Piedmont, SC, Electric Revenue, Municipal Power Agency:
5.5%, 1/1/2012 (a)	2,810,000	3,018,474
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	505,336
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,059,168
Series C, 7.0%, 8/1/2030	855,000	998,520
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,099,580
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,755,241
6.75%, 1/1/2019 (a)	2,065,000	2,421,151
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,551,963

		34,370,018
Tennessee 0.9%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,222,235
5.75%, 1/1/2014 (a)	2,000,000	2,140,760
6.25%, 1/1/2013 (a)	4,000,000	4,348,120
7.25%, 1/1/2009 (a)	3,750,000	3,872,025
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,832,533

		30,415,673
Texas 7.5%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,103,067
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 5.738%, 4/1/2027 (f)	21,615,000	15,275,537
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,158,600
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	11,317,727
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,189,734
Zero Coupon, 2/1/2016	3,285,000	2,298,120
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,409,512
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,991,172
Series A, Zero Coupon, 2/15/2013	8,840,000	7,308,470
Series A, Zero Coupon, 2/15/2014	6,000,000	4,710,120
Dallas County, TX, Utility & Reclamation District:
5.25%, 2/15/2018 (a)	7,830,000	8,115,090
5.25%, 2/15/2019 (a)	8,220,000	8,448,927

5.25%, 2/15/2020 (a)	10,250,000	10,462,585
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	875,000	365,453
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	2,010,053
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,465,372
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,189,360
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.875%, 8/15/2026	1,320,000	1,345,912
6.875%, 8/15/2026	1,560,000	1,576,146
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2027 (a)	21,030,000	19,810,050
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,260,160
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,260,100
Series A, 5.25%, 5/15/2022 (a)	30,000,000	30,618,600
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	14,009,845
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,587,800
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,635,643
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,724,100
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,522,500
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital, Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,502,828
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,318,561
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,515,694
5.5%, 2/15/2014	1,265,000	1,339,028
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	78,997
Zero Coupon, 9/1/2017 (a)	5,880,000	3,654,302
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	12,197,316
Texas, Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue, Series B, 4.044% **, 12/15/2026	21,300,000	15,261,450
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	262,733
Texas, Other General Obligation, 7.0%, 9/15/2012	4,871,212	4,936,145
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025	10,000,000	9,340,800
Texas, School District General Obligation, Community College District, 5.5%, 8/15/2014 (a)	3,145,000	3,371,912
Texas, Water & Sewer Revenue, Water Development Board, Series A, 5.625%, 7/15/2015	1,000,000	1,052,480
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,509,910
Zero Coupon, 8/15/2013	2,060,000	1,669,857

		268,181,768
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,230,000	1,553,576
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,381
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,610,730
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,805

		3,731,492
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,128,224
5.375%, 7/1/2014 (a)	5,055,000	5,362,142

		10,490,366
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,647,030

Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,168,520
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,725,510
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,231,940
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	4,800,000	3,798,528
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,131,010
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,097,746

		29,153,254
Washington 2.7%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	9,680,558
Clark County, WA, General Obligation Hockinson School District No. 98:
6.125%, 12/1/2011 (a)	1,515,000	1,633,943
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,814,578
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,142,465
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,720,669
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,364,040
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,896,210
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,261,771
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,798,615
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,859,700
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	11,988,256
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2, ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,283,399
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,473,299
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,780,084
Series B, 7.25%, 7/1/2009 (a)	5,540,000	5,726,532
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.8%, 11/1/2008 (a)	4,865,000	4,956,073
5.8%, 11/1/2009 (a)	4,595,000	4,793,136
5.8%, 11/1/2010 (a)	2,100,000	2,235,681
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	2,966,525
Washington, State Health Care Facilities Authority Revenue, Series B, 5.0%, 2/15/2027 (a)	7,580,000	6,887,870
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	12,035,000	11,817,287

		98,080,691
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	645,672
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,637,408

		3,283,080
Wisconsin 2.0%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	195,274
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
6.0%, 11/15/2008 (a)	4,085,000	4,178,832

6.1%, 8/15/2008 (a)	4,580,000	4,645,082
6.1%, 8/15/2009 (a)	2,000,000	2,083,920
Series B, ETM, 6.25%, 1/1/2022 (a)	4,420,000	4,998,003
Series C, 6.25%, 1/1/2022 (a)	7,720,000	8,851,057
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,354,988
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,586,587
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,831,287
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,073,180
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,314,910
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	16,092,624
6.875%, 4/15/2030	14,000,000	14,595,140

		69,800,884

Total Municipal Bonds and Notes (Cost $3,024,534,049)		3,143,230,361
Municipal Inverse Floating Rate Notes 24.7%
Alabama 1.4%
Alabama, State Public School & College Authority, 5.0%, 12/1/2023 (d)	50,000,000	49,834,500
Trust: Alabama, State Public School & College Authority, Series 2200, 144A, 36.35%, 12/1/2023, Leverage Factor at purchase date: 20 to 1
California 3.4%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,700,000	10,316,352
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 9.23%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (d)	17,000,000	17,869,805
Trust: California, General Obligation, Economic Recovery, Series R-278, 144A, 6.315%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (d)	11,250,000	12,295,631
Trust: California, State Department Water Resources, Power Supply Revenue, Series 309, 144A, 7.095%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a) (d)	11,955,000	12,865,971
Trust: California, State Economic Recovery, Series 926, 144A, 5.992%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (d)	25,000,000	25,008,375
Trust: California, State General Obligation, Series 2571, 144A, 30.27%, 6/1/2023, Leverage Factor at purchase date: 20 to 1
California, State General Obligation, 5.0%, 3/1/2027 (d)	10,000,000	10,567,616
Trust: California, UBS Municipal (CRVS), Various States, Series 07-1031A, 144A, 8.597%, 3/1/2027, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 3/1/2025 (d)	10,000,000	10,563,348
Trust: California, UBS Municipal (CRVS), Various States, Series 07-1031B, 144A, 8.597%, 3/1/2025, Leverage Factor at purchase date: 3 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2019 (a) (d)	10,000,000	10,888,150
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 1117, 144A, 7.07%, 7/1/2019, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2020 (a) (d)	2,750,000	2,994,241
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 1117-B, 144A, 7.07%, 7/1/2020, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 32G, 5.0%, 5/1/2026 (a) (d)	8,580,000	8,129,265
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 2054, 144A, 1.557%, 5/1/2026, Leverage Factor at purchase date: 6 to 1

		121,498,754
Colorado 0.3%
Denver, CO, City & County, Airport Revenue, Series A, 6.0%, 11/15/2013 (a) (d)	10,000,000	10,466,450
Trust: Denver, CO, Airport Revenue, RITES-PA 762, 144A, AMT, 5.785% , 11/15/2013, Leverage Factor at purchase date: 2 to 1
Connecticut 0.8%
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2014 (a) (d)	16,780,000	17,872,798
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 7.3%, 10/1/2014, Leverage Factor at purchase date: 2 to 1

Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2015 (a) (d)	4,000,000	4,260,500
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 7.3%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series A, 5.375%, 10/1/2016 (a) (d)	2,100,000	2,256,219
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 7.3%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series A, 5.375%, 10/1/2017 (a) (d)	1,660,000	1,783,487
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 7.3%, 10/1/2017, Leverage Factor at purchase date: 2 to 1

		26,173,004
District of Columbia 0.6%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (d)	5,500,000	6,264,857
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 16, 144A, 8.545%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2013 (a) (d)	2,420,000	2,729,458
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 13, 144A, 8.545%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2015 (a) (d)	7,135,000	8,112,657
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 15, 144A, 8.553%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (d)	3,945,000	4,464,217
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 14, 144A, 8.56%, 10/1/2014, Leverage Factor at purchase date: 2 to 1

		21,571,189
Florida 1.8%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	30,600,550
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 30.385%, 7/1/2021, Leverage Factor at purchase date: 20 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2013 (a) (d)	7,920,000	8,317,148
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.44%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2020 (a) (d)	2,820,000	2,905,573
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.44%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.125%, 10/1/2015 (a) (d)	3,000,000	3,151,980

Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.69%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series C, 5.125%, 10/1/2022 (a) (d)	20,000,000	19,818,300
Trust: Miami-Dade County, FL, Aviation Revenue, Series 2199-1, 144A, AMT, 39.83%, 10/1/2022, Leverage Factor at purchase date: 20 to 1

		64,793,551
Georgia 0.3%
Georgia, Municipal Electric Authority, Power Revenue, Series B, 6.375%, 1/1/2016 (a) (d)	9,200,000	10,637,178
Trust: Georgia, Municipal Electric Authority, Power Revenue, RITES-PA 786, 144A, 9.225%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Illinois 1.9%
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2025 (a) (d)	13,985,000	13,546,692
Trust: Chicago, IL, UBS Municipal (CRVS), Various States, Series 07-1027B, 144A, 2.959%, 1/1/2025, Leverage Factor at purchase date: 4 to 1
Cook County, IL, Capital Improvement, 6.5%, 11/15/2013 (a) (d)	21,220,000	24,375,626
Trust: Cook County, IL, County General Obligation, RITES-PA 591, 144A, 9.435%, 11/15/2013, Leverage Factor at purchase date: 2 to 1
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a) (d)	25,800,000	29,951,349
Trust: Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, RITES- PA 584, 144A, 8.665%, 11/1/2021, Leverage Factor at purchase date: 2 to 1

		67,873,667
Massachusetts 1.7%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a) (d)	4,000,000	4,276,940
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (d)	2,750,000	2,940,396
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 4.045%, 1/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.75%, 10/1/2015 (d)	12,190,000	12,957,605
Trust: Massachusetts, State General Obligation, RITES-PA 793, 144A, 8.025%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (d)	20,000,000	19,710,200
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 17.69%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (d)	20,000,000	19,710,200
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 17.69%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		59,595,341
Michigan 0.2%
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (d)	7,500,000	7,646,475
Trust: Michigan State, Series 2081, 144A, 10.23%, 9/15/2023, Leverage Factor at purchase date: 4 to 1
Nevada 1.2%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	16,121,277	16,148,032
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	16,844,280	16,872,234
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	10,878,667	10,896,721
Trust: Clark County, NV, Lehman Municipal Trust Receipts, Various States, Series K76W, 144A, 15.629%, 6/15/2021, Leverage Factor at purchase date: 8.5 to 1

		43,916,987
New Jersey 3.5%
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2013 (a) (d)	9,000,000	9,890,955
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2014 (a) (d)	8,000,000	8,791,960

New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2015 (a) (d)	5,500,000	6,044,473
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2016 (a) (d)	7,370,000	8,099,593
Trust: New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.372%, 1/1/2013, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2016 (d)	4,000,000	4,403,220
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2017 (d)	4,000,000	4,403,220
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2018 (d)	3,000,000	3,302,415
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020 (d)	11,000,000	12,108,855
Trust: New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 8.075%, 6/15/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Corporate Certificates, Series B, 6.0%, 9/15/2015 (a) (d)	10,380,000	11,155,178
Trust: New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES- PA 785, 144A, 8.525%, 9/15/2015, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, Series C, 6.5%, 1/1/2016 (a) (d)	7,660,000	8,655,992
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 614, 144A, 6.765%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

New Jersey, State Turnpike Authority Revenue, ETM, Prerefunded, Series C, 6.5%, 1/1/2016 (a) (d)	42,340,000	47,771,163
Trust: New Jersey, State Turnpike Authority Revenue, RITES-PA 613, 144A, 8.265%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		124,627,024
New York 0.8%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.75%, 1/1/2014 (a) (d)	4,010,000	4,298,620
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585A, AMT, 144A, 5.265%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.75%, 1/1/2015 (a) (d)	5,030,000	5,380,993
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585B, AMT, 144A, 5.265%, 1/1/2015, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.875%, 1/1/2016 (a) (d)	3,830,000	4,111,582
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585C, AMT, 144A, 5.515%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (d)	15,000,000	15,972,300
Trust: New York, Municipal Securities Trust Certificates, Series 7001-B, 144A, 5.79%, 11/15/2017, Leverage Factor at purchase date: 2 to 1

		29,763,495
Ohio 0.5%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (d)	8,725,000	8,921,687
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (d)	8,725,000	8,921,687
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 9.227% , 9/1/2021, Leverage Factor at purchase date: 4 to 1

		17,843,374
Pennsylvania 2.9%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2011 (a) (d)	3,000,000	3,144,315
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567B, 144A, 6.665%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2013 (a) (d)	6,320,000	6,716,106
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567C, 144A, 6.665%, 1/1/2013, Leverage Factor at purchase date: 2 to 1

Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2014 (a) (d)	10,500,000	11,188,852
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567D, 144A, 6.665%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, 5.75%, 7/1/2017 (d)	25,000,000	27,610,625
Trust: Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 8.09%, 7/1/2017, Leverage Factor at purchase date: 2 to 1
Pennsylvania, State General Obligation, Series 2, 5.5%, 5/1/2019 (a) (d)	20,000,000	21,629,600
Trust: Pennsylvania, State General Obligation, RITES-PA 1035R, 144A, 11.749%, 5/1/2019, Leverage Factor at purchase date: 4 to 1
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2022 (d)	34,000,000	34,355,300
Trust: Pennsylvania, State General Obligation, Series 2223, 144A, 35.97%, 8/1/2022, Leverage Factor at purchase date: 20 to 1

		104,644,798
Puerto Rico 1.9%
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (d)	7,440,000	7,732,318
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 944RA, 144A, 5.28%, 7/1/2019, Leverage Factor at purchase date: 2 to 1

Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (d)	22,650,000	23,539,918
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 943R, 144A, 5.28%, 7/1/2019, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2021 (a) (d)	6,000,000	6,093,210
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 994RC, 144A, 5.28%, 7/1/2021, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2013 (a) (d)	5,000,000	5,488,750
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620A, 144A, 6.265%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028 (a) (d)	19,545,000	22,057,127
Trust: Puerto Rico, UBS Municipal (CRVS), Various States, Series 07-1036, 144A, 4.547%, 7/1/2028, Leverage Factor at purchase date: 6 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2016 (a) (d)	2,000,000	2,218,280
Trust: Puerto Rico Commonwealth, General Obligation, RITES-PA 620C, 144A, 6.265%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		67,129,603
Tennessee 0.5%
Knox County, TN, Health, Educational, & Housing Facilities, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a) (d)	17,880,000	18,975,686
Trust: Knox County, TN, Hospital & Healthcare Revenue, RITES-PA 750, 144A, 6.785%, 1/1/2012, Leverage Factor at purchase date: 2 to 1
Texas 1.0%
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (a) (d)	15,750,000	15,811,897
Texas, Dallas-Fort Worth International Airport Revenue, AMT, Series A, 5.5%, 11/1/2020 (a) (d)	20,000,000	20,078,600
Trust: Texas, Dallas/Fort Worth International Airport Revenue, Series 350, AMT, 144A, 6.762%, 11/1/2019, Leverage Factor at purchase date: 2 to 1

		35,890,497

Total Municipal Inverse Floating Rate Notes (Cost $881,892,263)		882,881,573
Government & Agency Obligation 0.1%
US Treasury Obligation

US Treasury Bill, 3.03% ***, 4/17/2008 (e) (Cost $1,937,050)	1,952,000	1,947,023
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,908,363,362)	112.8	4,028,058,957
Other Assets and Liabilities, Net	(12.8)	(457,209,621)

Net Assets	100.0	3,570,849,336

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $3,902,931,544. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $125,127,413. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $211,997,396 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $86,869,983.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of February 29, 2008.

***	Annualized yield at time of purchase; not a coupon rate
(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	10.1
Financial Guaranty Insurance Company	10.8
Financial Security Assurance, Inc.	10.8
MBIA Corp.	29.6
XL Capital Assurance	0.2

(b)	At February 29, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps
(c)	Security incorporates a letter of credit from a major bank.
(d)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.
(e)	At February 29, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Partial interest paying security. The rate shown represents 85% of the original coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At February 29, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	3/19/2008	357	40,111,212	42,371,438	(2,260,226)

At February 29, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

8/4/2008 2/8/2021	17,400,000[1]	Fixed —4.681%	Floating —LIBOR	(363,368)
5/16/2008 11/18/2022	9,700,000[1]	Fixed — 5.237%	Floating — LIBOR	(692,786)
6/7/2008 12/5/2022	10,900,000[2]	Fixed — 4.848%	Floating — LIBOR	(306,291)
6/17/2008 12/17/2022	18,800,000[3]	Fixed — 5.084%	Floating — LIBOR	(1,007,823)
5/19/2008 11/19/2023	5,100,000[4]	Fixed — 5.237%	Floating — LIBOR	(351,737)
6/7/2008 12/10/2023	27,400,000[2]	Fixed — 4.908%	Floating — LIBOR	(835,396)
5/30/2008 5/30/2025	43,150,000[1]	Fixed — 4.948%	Floating — LIBOR	(1,339,246)
6/4/2008 5/30/2025	43,150,000[4]	Fixed — 4.868%	Floating — LIBOR	(919,306)
Total unrealized depreciation on open interest rate swaps	(5,815,953)

Counterparties:
1	JPMorgan Chase Bank, NA
2	Morgan Stanley Co., Inc.
3	Goldman Sachs and Co.
4	Lehman Brothers, Inc.
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008